SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (80.35%)
AEROSPACE/DEFENSE (1.32%)
BAE Systems PLC, Sr. Unsec. Notes, 5.500%, 03/26/54, 144A(b)	Baa1/BBB+	$ 200	$ 195,011
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa3-/BBB-	463	429,781
Boeing Co., Sr. Unsec. Notes, 6.858%, 05/01/54(b)	Baa3/BBB-	272	289,658
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29	Baa1/BBB+	500	544,958
Rolls-Royce PLC, Co. Gty., 5.750%, 10/15/27, 144A(b)	Baa3/BBB	369	374,676
RTX Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/BBB+	700	529,028
TransDigm, Inc., Sr. Sec. Notes, 6.750%, 08/15/28, 144A(b)	Ba3/BB-	90	90,785
			2,453,897
AGRICULTURE (0.74%)
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	321,570
BAT Capital Corp., Co. Gty., 6.343%, 08/02/30(b)	Baa1/BBB+	197	207,229
BAT Capital Corp., Co. Gty., 7.081%, 08/02/53(b)	Baa1/BBB+	70	76,819
Bunge, Ltd. Finance Corp., Co. Gty., 4.100%, 01/07/28(b)	Baa1/A-	270	264,459
Philip Morris International, Inc., Sr. Unsec. Notes, 2.100%, 05/01/30(b)	A2/A-	580	501,341
			1,371,418
AIRLINES (3.18%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba1/BBB-	246	239,016
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/AA-	145	144,706
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	A1/NA	704	669,836
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	A1/NA	1,029	963,515
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	A2/AA-	615	556,442
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba1/NA	177	176,612
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba1/NA	162	160,653
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A+	92	87,372
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	40	39,749
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	206,175
JetBlue Airways Corp. Pass Through Certs., Series 2020-1, Class A, 4.000%, 11/15/32	Baa2/NA	793	745,116
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BBB-	65	63,912
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BBB-	318	302,350
United Airlines, Inc. Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Ba1/NA	398	392,644
United Airlines, Inc. Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	Aa3/NA	321	305,965
United Airlines, Inc. Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A1/NA	855	755,549
United Airlines, Inc. Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	Aa3/A+	115	117,072
			5,926,684
AUTO MANUFACTURERS (1.67%)
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba1/BBB-	1,000	1,135,633
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.800%, 03/05/27(b)	Ba1/BBB-	276	278,626
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.122%, 11/07/33(b)	Ba1/BBB-	200	208,804
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa2/BBB	1,027	941,776
Volkswagen Group of America Finance LLC, Co. Gty., 6.450%, 11/16/30, 144A(b)	A3/BBB+	530	548,764
			3,113,603
BANKS (15.57%)
Banco Santander SA, Sr. Preferred Notes, 5.588%, 08/08/28	A2/A+	600	607,892
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.330%), 2.972%, 02/04/33(b),(c)	A1/A-	2,655	2,285,635
Bank of America Corp., Sr. Unsec. Notes, (SOFRRATE + 1.650%), 5.468%, 01/23/35(b),(c)	A1/A-	656	656,887
Bank of America Corp., Sub. Notes, (SOFRRATE + 1.738%), 5.518%, 10/25/35(b),(c)	A3/BBB+	1,000	976,253
Bank of Montreal, Jr. Sub. Notes, (H15T5Y + 3.010%), 7.300%, 11/26/84(b),(c)	Baa3/BBB-	715	731,040
Barclays PLC, Sr. Unsec. Notes, (SOFRRATE + 2.420%), 6.036%, 03/12/55(b),(c)	Baa1/BBB+	200	200,269
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 2.572%), 6.750%, 02/15/30(b),(c),(d)	Ba1/BB+	665	660,478
Citigroup, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.447%), 5.449%, 06/11/35(b),(c)	A3/BBB+	897	889,804
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.600%), 3.980%, 03/20/30(b),(c)	A3/BBB+	500	477,494
Citigroup, Inc., Sr. Unsec. Notes, (TSFR3M + 1.825%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,402	1,374,435
Citizens Financial Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.010%), 5.841%, 01/23/30(b),(c)	Baa1/BBB+	137	139,107
Citizens Financial Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.325%), 6.645%, 04/25/35(b),(c)	Baa1/BBB+	118	124,728
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.210%), 5.049%, 07/23/30(b),(c)	A2/BBB+	1,895	1,885,338
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.552%), 5.851%, 04/25/35(b),(c)	A2/BBB+	900	917,463
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.580%), 5.561%, 11/19/45(b),(c)	A2/BBB+	585	565,474
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.725%), 4.482%, 08/23/28(b),(c)	A2/BBB+	703	694,831
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.490%), 5.766%, 04/22/35(b),(c)	A1/A	277	283,420
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.550%), 5.534%, 11/29/45(b),(c)	A1/A	663	647,722
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.620%), 5.336%, 01/23/35(b),(c)	A1/A	2,000	1,990,834
JPMorgan Chase & Co., Sr. Unsec. Notes, (SOFRRATE + 1.845%), 5.350%, 06/01/34(b),(c)	A1/A	400	400,176
Lloyds Banking Group PLC, Sr. Unsec. Notes, (H15T1Y + 1.200%), 5.590%, 11/26/35(b),(c)	A3/BBB+	444	440,149
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
Morgan Stanley, Sr. Unsec. Notes, (SOFRRATE + 1.215%), 5.042%, 07/19/30(b),(c)	A1/A-	$1,420	$ 1,414,940
Morgan Stanley, Sr. Unsec. Notes, (SOFRRATE + 1.580%), 5.831%, 04/19/35(b),(c)	A1/A-	911	930,011
PNC Financial Services Group, Inc., Jr. Sub. Notes, (TSFR3M + 3.562%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	744,837
PNC Financial Services Group, Inc., Sr. Unsec. Notes, (SOFRINDX + 1.730%), 6.615%, 10/20/27(b),(c)	A3/A-	277	285,355
Royal Bank of Canada, Jr. Sub. Notes, (H15T5Y + 2.887%), 7.500%, 05/02/84(b),(c)	Baa2/BBB	1,000	1,037,074
Santander Holdings USA, Inc., Sr. Unsec. Notes, (SOFRRATE + 2.356%), 6.499%, 03/09/29(b),(c)	Baa2/BBB+	134	137,693
State Street Corp., Jr. Sub. Notes, (H15T5Y + 2.613%), 6.700%, 03/15/29(b),(c),(d)	Baa1/BBB	371	378,659
Synchrony Bank, Sr. Unsec. Notes, 5.400%, 08/22/25(b)	NA/BBB	305	305,380
Toronto-Dominion Bank, Jr. Sub. Notes, (H15T5Y + 2.977%), 7.250%, 07/31/84(b),(c)	Baa2/BBB-	460	468,029
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 6.669%, 03/01/25(b),(c),(d)	Baa3/BBB-	1,136	1,129,843
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.361%), 5.867%, 06/08/34(b),(c)	Baa1/A-	111	113,036
Truist Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.446%), 7.161%, 10/30/29(b),(c)	Baa1/A-	149	159,368
UBS AG, Sr. Unsec. Notes, (SOFRINDX + 1.260%), 5.730%, 02/21/25(e)	Aa2/A+	1,250	1,251,925
UBS Group AG, Sr. Unsec. Notes, (H15T1Y + 1.770%), 5.699%, 02/08/35, 144A(b),(c)	A3/A-	266	267,809
US Bancorp, Sr. Unsec. Notes, (SOFRRATE + 1.860%), 5.678%, 01/23/35(b),(c)	A3/A	305	307,784
US Bancorp, Sr. Unsec. Notes, (SOFRRATE + 2.260%), 5.836%, 06/12/34(b),(c)	A3/A	161	164,211
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	1,162	1,128,539
Wells Fargo & Co., Sr. Unsec. Notes, (SOFRRATE + 1.780%), 5.499%, 01/23/35(b),(c)	A1/BBB+	1,200	1,196,576
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.750%), 2.668%, 11/15/35(b),(c)	A3/A-	753	640,709
			29,011,207
BEVERAGES (0.33%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	A3/A-	645	611,440

BIOTECHNOLOGY (0.76%)
Amgen, Inc., Sr. Unsec. Notes, 5.250%, 03/02/30(b)	Baa1/BBB+	106	107,009
Amgen, Inc., Sr. Unsec. Notes, 5.650%, 03/02/53(b)	Baa1/BBB+	255	245,980
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	790,205
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	267,313
			1,410,507
BUILDING MATERIALS (0.86%)
Builders FirstSource, Inc., Co. Gty., 6.375%, 03/01/34, 144A(b)	Ba2/BB-	541	533,933
EMRLD Borrower LP, Sr. Sec. Notes, 6.750%, 07/15/31, 144A(b)	B2/BB-	93	93,636
Smyrna Ready Mix Concrete LLC, Sr. Sec. Notes, 8.875%, 11/15/31, 144A(b)	Ba3/BB-	878	920,575
Vulcan Materials Co., Sr. Unsec. Notes, 5.700%, 12/01/54(b)	Baa2/BBB+	65	63,367
			1,611,511
CHEMICALS (2.26%)
Braskem Netherlands Finance BV, Co. Gty., 8.000%, 10/15/34, 144A(b)	NA/BB+	415	395,786
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BB+	245	167,625
Celanese US Holdings LLC, Co. Gty., 6.950%, 11/15/33(b),(f)	Baa3-/BB+	350	363,449
Huntsman International LLC, Sr. Unsec. Notes, 5.700%, 10/15/34(b)	Baa3/BBB-	521	496,358
Solvay Finance America LLC, Co. Gty., 5.850%, 06/04/34, 144A(b)	Baa1/BBB+	458	465,065
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96(g)	Baa1/BBB	2,000	2,331,722
			4,220,005
COMMERCIAL SERVICES (2.07%)
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	533,422
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	189,554
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	A3/A-	1,500	1,692,378
Global Payments, Inc., Sr. Unsec. Notes, 3.200%, 08/15/29(b)	Baa3/BBB-	650	595,713
Global Payments, Inc., Sr. Unsec. Notes, 5.400%, 08/15/32(b)	Baa3/BBB-	178	178,031
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba2/BB	559	522,793
Triton Container International, Ltd., Co. Gty., 3.150%, 06/15/31, 144A(b)	NA/BBB	167	141,784
			3,853,675
COMPUTERS (0.54%)
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa2/BBB	90	114,763
Hewlett Packard Enterprise Co., Sr. Unsec. Notes, 5.000%, 10/15/34(b)	Baa2/BBB	928	892,568
			1,007,331
DIVERSIFIED FINANCIAL SERVICES (1.57%)
AerCap Ireland Capital DAC, Co. Gty., 3.300%, 01/30/32(b)	Baa1/BBB+	1,122	977,839
AerCap Ireland Capital DAC, Co. Gty., (H15T5Y + 2.720%), 6.950%, 03/10/55(b),(c)	Baa2/BBB-	150	154,473
Aircastle, Ltd., Sr. Unsec. Notes, 5.750%, 10/01/31, 144A(b)	Baa3/BBB-	184	185,297
Capital One Financial Corp., Sr. Unsec. Notes, (SOFRRATE + 2.370%), 5.268%, 05/10/33(b),(c)	Baa1-/BBB	433	421,737
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
Macquarie Airfinance Holdings, Ltd., Sr. Unsec. Notes, 5.150%, 03/17/30, 144A(b)	Baa3/BBB-	$ 978	$ 955,107
Macquarie Airfinance Holdings, Ltd., Sr. Unsec. Notes, 6.500%, 03/26/31, 144A(b)	Baa3/BBB-	73	75,377
Nasdaq, Inc., Sr. Unsec. Notes, 5.350%, 06/28/28(b)	Baa2/BBB	147	149,115
			2,918,945
ELECTRIC (5.88%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	508	504,190
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	520	455,174
Berkshire Hathaway Energy Co., Sr. Unsec. Notes, 2.850%, 05/15/51(b)	A3/A-	700	425,816
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.900%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	207,261
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	185,401
Duke Energy Corp., Sr. Unsec. Notes, 5.000%, 08/15/52(b)	Baa2/BBB	745	651,172
Duke Energy Indiana LLC, 5.400%, 04/01/53(b)	Aa3/A	1,000	949,104
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba1/BB+	638	629,118
Electricite de France SA, Jr. Sub. Notes, (H15T5Y + 5.411%), 9.125%, 03/15/33, 144A(b),(c),(d)	Ba2/B+	200	225,591
Enel Finance International NV, Co. Gty., 7.500%, 10/14/32, 144A(b)	Baa1/BBB	200	222,778
Entergy Corp., Jr. Sub. Notes, (H15T5Y + 2.670%), 7.125%, 12/01/54(b),(c)	Baa3/BBB-	459	466,716
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A	467	370,495
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,615,385
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	435,233
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	274,457
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	531,929
New England Power Co., Sr. Unsec. Notes, 5.936%, 11/25/52, 144A(b)	A3/BBB+	356	359,542
Niagara Mohawk Power Corp., Sr. Unsec. Notes, 5.664%, 01/17/54, 144A(b)	Baa1/BBB+	96	93,121
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa2/BBB	617	423,492
PPL Capital Funding, Inc., Co. Gty., 5.250%, 09/01/34(b)	Baa1/BBB+	297	292,515
Public Service Enterprise Group, Inc., Sr. Unsec. Notes, 6.125%, 10/15/33(b)	Baa2/BBB	184	191,731
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	225,519
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	747,945
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	470,645
			10,954,330
ELECTRONICS (0.10%)
Amphenol Corp., Sr. Unsec. Notes, 5.375%, 11/15/54(b)	A3/BBB+	190	180,976

ENTERTAINMENT (0.39%)
Caesars Entertainment, Inc., Co. Gty., 8.125%, 07/01/27, 144A(b)	B3/B-	64	64,640
International Game Technology PLC, Sr. Sec. Notes, 5.250%, 01/15/29, 144A(b)	Ba1/BB+	685	668,255
			732,895
FOOD (1.17%)
Bimbo Bakeries USA, Inc., Co. Gty., 6.400%, 01/15/34, 144A(b)	Baa1/BBB+	395	411,792
Bimbo Bakeries USA, Inc., Co. Gty., 5.375%, 01/09/36, 144A(b)	Baa1/BBB+	200	192,934
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa1/BBB+	363	262,625
J M Smucker Co., Sr. Unsec. Notes, 6.500%, 11/15/53(b)	Baa2/BBB	107	114,975
JBS USA Holding Lux Sarl, Co. Gty., 3.625%, 01/15/32(b)	Baa3/BBB-	211	186,205
Kroger Co., Sr. Unsec. Notes, 5.500%, 09/15/54(b)	Baa1/BBB	179	168,808
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB+	213	178,138
NBM US Holdings, Inc., Co. Gty., 7.000%, 05/14/26, 144A(b)	NA/BB+	275	274,990
Viking Baked Goods Acquisition Corp., Sr. Sec. Notes, 8.625%, 11/01/31, 144A(b)	B2/B	389	382,136
			2,172,603
FOREST PRODUCTS & PAPER (0.30%)
LD Celulose International GmbH, Sr. Sec. Notes, 7.950%, 01/26/32, 144A(b)	Ba3/NA	255	255,737
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	309,773
			565,510
GAS (1.15%)
NiSource, Inc., Sr. Unsec. Notes, 5.400%, 06/30/33(b)	Baa2/BBB+	191	190,407
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,005,054
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/A-	1,164	956,758
			2,152,219
HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB	329	284,155

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
HEALTHCARE-SERVICES (0.12%)
HCA, Inc., Co. Gty., 5.600%, 04/01/34(b)	Baa3/BBB-	$ 224	$ 220,718

HOLDING COMPANIES-DIVERS (0.31%)
Benteler International AG, Sr. Sec. Notes, 10.500%, 05/15/28, 144A(b)	Ba3/BB-	547	575,053

INSURANCE (6.49%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	A3/A	200	173,479
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	A3/A	400	382,605
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.120%), 6.500%, 05/15/57(b),(c),(g)	Baa1/BBB-	2,200	2,256,571
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A(g)	Baa3/BBB+	2,250	2,308,694
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	182,171
Liberty Mutual Group, Inc., Co. Gty., (TSFR3M + 7.382%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,147,205
Lincoln National Corp., Sr. Unsec. Notes, 5.852%, 03/15/34(b)	Baa2/BBB+	429	434,597
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	157,153
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	792,750
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,334,543
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,245,359
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	114,232
Pine Street Trust III, Sr. Unsec. Notes, 6.223%, 05/15/54, 144A(b)	Baa1/A-	337	340,577
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,231,966
			12,101,902
INTERNET (0.94%)
Meta Platforms, Inc., Sr. Unsec. Notes, 4.450%, 08/15/52(b)	Aa3/AA-	500	422,118
Meta Platforms, Inc., Sr. Unsec. Notes, 5.400%, 08/15/54(b)	Aa3/AA-	604	585,296
Netflix, Inc., Sr. Unsec. Notes, 4.900%, 08/15/34(b)	Baa1/A	338	331,476
Prosus NV, Sr. Unsec. Notes, 4.987%, 01/19/52, 144A(b)	Baa2/BBB	540	421,222
			1,760,112
IRON/STEEL (0.51%)
Cleveland-Cliffs, Inc., Co. Gty., 6.875%, 11/01/29, 144A(b)	Ba3/NA	333	329,437
Cleveland-Cliffs, Inc., Co. Gty., 7.000%, 03/15/32, 144A(b)	Ba3/BB-	278	273,027
Vale Overseas, Ltd., Co. Gty., 6.400%, 06/28/54(b)	Baa2/BBB-	350	344,139
			946,603
LEISURE TIME (0.13%)
Life Time, Inc., Sr. Sec. Notes, 6.000%, 11/15/31, 144A(b)	B2/BB	248	245,521

LODGING (0.51%)
Las Vegas Sands Corp., Sr. Unsec. Notes, 6.200%, 08/15/34(b)	Baa3/BB+	165	166,125
MGM China Holdings, Ltd., Sr. Unsec. Notes, 4.750%, 02/01/27, 144A(b)	B1/B+	200	193,602
Wynn Macau, Ltd., Sr. Unsec. Notes, 5.625%, 08/26/28, 144A(b)	B1/BB-	609	586,516
			946,243
MACHINERY-DIVERSIFIED (0.24%)
AGCO Corp., Co. Gty., 5.800%, 03/21/34(b)	Baa2/BBB-	149	149,797
TK Elevator US Newco, Inc., Sr. Sec. Notes, 5.250%, 07/15/27, 144A(b)	B2/B	300	293,684
			443,481
MEDIA (4.04%)
Comcast Corp., Co. Gty., 7.050%, 03/15/33(g)	A3/A-	2,000	2,224,971
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	850	886,783
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	525,418
Paramount Global, Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa3/BB+	550	484,943
Paramount Global, Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BB+	179	181,279
Time Warner Cable Enterprises LLC, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,529,920
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/A	1,400	1,700,819
			7,534,133
MINING (0.88%)
Alcoa Nederland Holding BV, Co. Gty., 7.125%, 03/15/31, 144A(b)	Ba1/BB	200	206,676
Anglo American Capital PLC, Co. Gty., 5.750%, 04/05/34, 144A(b)	Baa2/BBB-	654	658,195
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	306,436
Glencore Funding LLC, Co. Gty., 5.893%, 04/04/54, 144A(b)	A3/BBB+	276	268,208
Nexa Resources SA, Co. Gty., 6.750%, 04/09/34, 144A(b)	NA/BBB-	200	203,714
			1,643,229
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
OIL & GAS (5.48%)
Aker BP ASA, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa2/BBB	$ 426	$ 368,108
BP Capital Markets PLC, Co. Gty., (H15T5Y + 1.674%), 6.125%, 03/18/35(b),(c),(d)	A3/BBB	871	856,060
BP Capital Markets PLC, Co. Gty., (H15T5Y + 4.036%), 4.375%, 06/22/25(b),(c),(d)	A3/BBB	140	138,710
CITGO Petroleum Corp., Sr. Sec. Notes, 7.000%, 06/15/25, 144A(b)	B3/B+	697	697,767
CITGO Petroleum Corp., Sr. Sec. Notes, 8.375%, 01/15/29, 144A(b)	B3/B+	28	28,848
Coterra Energy, Inc., Sr. Unsec. Notes, 5.400%, 02/15/35(b)	Baa2/BBB	594	580,593
CVR Energy, Inc., Co. Gty., 5.750%, 02/15/28, 144A(b)	B3/B	602	550,119
Diamondback Energy, Inc., Co. Gty., 5.400%, 04/18/34(b)	Baa2/BBB	382	375,956
Ecopetrol SA, Sr. Unsec. Notes, 7.750%, 02/01/32(b)	Ba1/BB+	1,026	995,686
Empresa Nacional del Petroleo, Sr. Unsec. Notes, 5.950%, 07/30/34, 144A(b)	Baa3/BBB-	200	198,850
Eni SpA, Sr. Unsec. Notes, 5.950%, 05/15/54, 144A(b)	Baa1/A-	289	278,151
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,231,131
Ithaca Energy North Sea PLC, Sr. Unsec. Notes, 8.125%, 10/15/29, 144A(b)	B1/BB-	450	456,756
Occidental Petroleum Corp., Sr. Unsec. Notes, 6.450%, 09/15/36	Baa3/BB+	635	651,149
Petroleos del Peru SA, Sr. Unsec. Notes, 4.750%, 06/19/32, 144A	NA/B	513	385,933
Petroleos Mexicanos, Co. Gty., 6.500%, 03/13/27	B3/BBB	495	478,553
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	Aa3/NA	853	727,131
Saudi Arabian Oil Co., Sr. Unsec. Notes, 5.750%, 07/17/54, 144A(b)	Aa3/NA	200	187,045
TotalEnergies Capital SA, Co. Gty., 5.488%, 04/05/54(b)	Aa3/A+	348	334,108
TotalEnergies Capital SA, Co. Gty., 5.425%, 09/10/64(b)	Aa3/A+	743	689,863
			10,210,517
PACKAGING & CONTAINERS (0.60%)
Ball Corp., Co. Gty., 6.000%, 06/15/29(b)	Ba1/BB+	651	655,719
Smurfit Kappa Treasury ULC, Co. Gty., 5.438%, 04/03/34, 144A(b)	Baa2/BBB	212	211,856
Sonoco Products Co., Sr. Unsec. Notes, 4.450%, 09/01/26	Baa3/BBB-	262	260,122
			1,127,697
PHARMACEUTICALS (2.27%)
Bayer US Finance LLC, Co. Gty., 6.500%, 11/21/33, 144A(b)	Baa2/BBB	227	230,903
Bristol-Myers Squibb Co., Sr. Unsec. Notes, 5.550%, 02/22/54(b)	A2/A	821	796,678
CVS Health Corp., Jr. Sub. Notes, (H15T5Y + 2.886%), 7.000%, 03/10/55(b),(c)	Ba1/BB+	932	935,127
CVS Health Corp., Sr. Unsec. Notes, 6.000%, 06/01/44(b)	Baa3/BBB	431	407,880
CVS Health Corp., Sr. Unsec. Notes, 6.050%, 06/01/54(b)	Baa3/BBB	485	456,235
Novartis Capital Corp., Co. Gty., 4.700%, 09/18/54(b)	Aa3/AA-	196	173,267
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.300%, 07/05/34(b)	Baa1/BBB+	802	794,662
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa1/BBB+	684	443,989
			4,238,741
PIPELINES (6.58%)
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32(b)	Baa2/BBB-	91	78,905
Cheniere Energy Partners LP, Co. Gty., 5.950%, 06/30/33(b)	Baa2/BBB-	92	94,233
Columbia Pipelines Operating Co. LLC, Sr. Unsec. Notes, 6.544%, 11/15/53, 144A(b)	Baa1/NA	155	162,674
DT Midstream, Inc., Sr. Sec. Notes, 4.300%, 04/15/32, 144A(b)	Baa2/BBB-	432	394,243
DT Midstream, Inc., Sr. Sec. Notes, 5.800%, 12/15/34, 144A(b)	Baa2/BBB-	241	243,005
EIG Pearl Holdings Sarl, Sr. Sec. Notes, 4.387%, 11/30/46, 144A	Aa3/NA	700	541,794
Enbridge, Inc., Co. Gty., 6.700%, 11/15/53(b)	Baa2/BBB+	227	246,696
Enbridge, Inc., Jr. Sub. Notes, (H15T5Y + 3.122%), 7.375%, 03/15/55(b),(c)	Baa3/BBB-	577	599,159
Enbridge, Inc., Sub. Notes, (TSFR3M + 4.152%), 6.000%, 01/15/77(b),(c)	Ba1/BBB-	750	742,798
Energy Transfer LP, Jr. Sub. Notes, (H15T5Y + 5.306%), 7.125%, 05/15/30(b),(c),(d)	Ba1/BB+	160	160,562
Energy Transfer LP, Sr. Unsec. Notes, 5.950%, 05/15/54(b)	Baa2/BBB	145	140,178
Enterprise Products Operating LLC, Co. Gty., (TSFR3M + 2.832%), 5.375%, 02/15/78(b),(c)	Baa1/BBB	342	326,644
EQM Midstream Partners LP, Sr. Unsec. Notes, 6.375%, 04/01/29, 144A(b)	Ba2/BBB-	168	168,565
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,079,757
Global Partners LP, Co. Gty., 6.875%, 01/15/29(b)	B2/B+	173	171,676
Global Partners LP, Co. Gty., 8.250%, 01/15/32, 144A(b)	B2/B+	570	586,036
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 8.875%, 07/15/28, 144A(b)	B1/B+	203	213,204
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 7.375%, 07/15/32, 144A(b)	B1/B+	71	72,127
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	453,825
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	985,901
ONEOK, Inc., Co. Gty., 6.050%, 09/01/33(b)	Baa2/BBB	570	586,689
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa2/BBB	1,000	1,039,128
South Bow USA Infrastructure Holdings LLC, Co. Gty., 5.584%, 10/01/34, 144A(b)	Baa3/BBB-	280	272,428
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Baa2/BBB	1,177	1,180,702
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)
PIPELINES (Continued)
TransCanada PipeLines, Ltd., Sr. Unsec. Notes, 4.625%, 03/01/34(b)	Baa2/BBB+	$ 765	$ 711,882
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	1,007,079
			12,259,890
REITS (2.25%)
Agree LP, Co. Gty., 5.625%, 06/15/34(b)	Baa1/BBB+	85	85,269
American Homes 4 Rent LP, Sr. Unsec. Notes, 5.500%, 02/01/34(b)	Baa2/BBB	947	943,033
Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.850%, 02/01/25(b)	Baa2/BBB	161	160,788
Cousins Properties LP, Co. Gty., 5.375%, 02/15/32(b)	Baa2/BBB	106	104,144
Park Intermediate Holdings LLC, Co. Gty., 7.000%, 02/01/30, 144A(b)	B1/BB	313	317,571
Phillips Edison Grocery Center Operating Partnership I LP, Co. Gty., 5.750%, 07/15/34(b)	Baa2/BBB	96	96,199
Phillips Edison Grocery Center Operating Partnership I LP, Co. Gty., 4.950%, 01/15/35(b)	Baa2/BBB	280	263,370
Prologis Targeted US Logistics Fund LP, Co. Gty., 5.500%, 04/01/34, 144A(b)	A3/A-	343	343,479
Rexford Industrial Realty LP, Co. Gty., 2.150%, 09/01/31(b)	Baa2/BBB+	360	292,679
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	373,493
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	365	360,021
Simon Property Group LP, Sr. Unsec. Notes, 5.850%, 03/08/53(b)	A3/A-	271	273,455
Vornado Realty LP, Sr. Unsec. Notes, 2.150%, 06/01/26(b)	Ba1/BBB-	620	590,301
			4,203,802
RETAIL (1.22%)
Asbury Automotive Group, Inc., Co. Gty., 5.000%, 02/15/32, 144A(b)	B1/BB	500	456,083
Home Depot, Inc., Sr. Unsec. Notes, 5.300%, 06/25/54(b)	A2/A	920	882,458
Macy's Retail Holdings LLC, Co. Gty., 5.875%, 03/15/30, 144A(b)	Ba2/BB+	585	559,685
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	451	369,688
			2,267,914
SEMICONDUCTORS (2.17%)
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa1/BBB	1,655	1,434,755
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa1/BBB	1,109	893,652
Intel Corp., Sr. Unsec. Notes, 5.150%, 02/21/34(b)	Baa1/BBB	1,328	1,274,414
Intel Corp., Sr. Unsec. Notes, 5.700%, 02/10/53(b)	Baa1/BBB	337	298,472
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	137,494
			4,038,787
SOFTWARE (1.33%)
Oracle Corp., Sr. Unsec. Notes, 4.200%, 09/27/29(b)	Baa2/BBB	479	462,670
Oracle Corp., Sr. Unsec. Notes, 3.650%, 03/25/41(b)	Baa2/BBB	1,745	1,362,089
VMware LLC, Sr. Unsec. Notes, 2.200%, 08/15/31(b)	NA/BBB	788	653,824
			2,478,583
TELECOMMUNICATIONS (3.47%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	476,373
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	369,138
AT&T, Inc., Sr. Unsec. Notes, 3.550%, 09/15/55(b)	Baa2/BBB	2,195	1,480,984
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f),(g)	Baa1/BBB+	2,000	2,325,607
Iliad Holding SASU, Sr. Sec. Notes, 8.500%, 04/15/31, 144A(b)	B2/B+	200	212,633
NBN Co., Ltd., Sr. Unsec. Notes, 4.250%, 10/01/29, 144A(b)	Aa3/NA	397	384,721
Verizon Communications, Inc., Sr. Unsec. Notes, 4.016%, 12/03/29(b)	Baa1/BBB+	765	733,975
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	477,064
			6,460,495
TRANSPORTATION (0.80%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.350%), 6.613%, 12/15/55(b),(c)	Baa1/A	250	250,945
CSX Corp., Sr. Unsec. Notes, 4.900%, 03/15/55(b)	A3/BBB+	980	878,238
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	A3/A-	503	359,649
			1,488,832
TOTAL CORPORATE DEBT SECURITIES (Cost of $154,709,886)			149,745,164

ASSET-BACKED SECURITIES (13.49%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	904	859,332
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.300%, 06/21/28, 144A(b)	Aaa/NA	39	39,107
Antares CLO, Ltd., Series 2017-1A, Class CR, (TSFR3M + 2.962%), 7.579%, 04/20/33, 144A(b),(e)	NA/A	1,092	1,089,769
Apidos CLO XXXIX, Ltd., Series 2022-39A, Class A1, (TSFR3M + 1.300%), 5.917%, 04/21/35, 144A(b),(e)	Aaa/AA+	950	951,973
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/28, 144A(b)	Aaa/NA	94	95,193
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 08/20/26, 144A(b)	Aaa/NA	255	252,438
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
ASSET-BACKED SECURITIES (Continued)
Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	$ 261	$ 236,652
BlackRock Shasta CLO XIII LLC, Series 2024-1A, Class A1, (TSFR3M + 1.850%), 6.506%, 07/15/36, 144A(b),(e)	NA/AAA	740	741,115
Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, (TSFR3M + 1.350%), 5.817%, 01/15/34, 144A(b),(e)	Aaa/NA	1,000	999,387
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A1, (TSFR3M + 1.780%), 6.436%, 04/15/34, 144A(b),(e)	Aaa/NA	1,500	1,502,292
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/A+	612	597,599
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.160%, 10/15/35, 144A(b)	Aaa/NA	105	106,334
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.900%, 03/15/27(b)	Aaa/NA	428	432,326
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	551,233
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	590	558,193
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	537	487,562
EnFin Residential Solar Receivables Trust, Series 2024-1A, Class A, 6.650%, 02/20/55, 144A(b)	NA/NA	197	199,348
Flexential Issuer, Series 2021-1A, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	522,583
Ford Credit Auto Owner Trust, Series 2022-C, Class B, 5.030%, 02/15/28(b)	Aaa/AAA	565	567,844
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.870%, 08/15/36, 144A(b),(h)	NA/AAA	255	255,384
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, (TSFR3M + 1.812%), 6.468%, 10/15/33, 144A(b),(e)	NA/AAA	600	600,839
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class C, (TSFR3M + 2.362%), 6.916%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,247,615
Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 01/25/38, 144A(b)	Aaa/AAA	60	60,595
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32, 144A(b)	A3/NA	233	233,663
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/AA-	168	153,045
IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class BR, (TSFR3M + 3.162%), 7.779%, 07/20/33, 144A(b),(e)	NA/A-	866	866,005
MCF CLO IX, Ltd., Series 2019-1A, Class A1RR, (TSFR3M + 2.000%), 6.647%, 04/17/36, 144A(b),(e)	NA/AAA	550	553,055
MF1, Ltd., Series 2021-FL7, Class AS, (TSFR1M + 1.564%), 5.940%, 10/16/36, 144A(b),(e)	NA/NA	923	911,654
MF1, Ltd., Series 2022-FL8, Class C, (TSFR1M + 2.200%), 6.566%, 02/19/37, 144A(b),(e)	NA/NA	448	434,869
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	69	62,556
Neuberger Berman Loan Advisers CLO 47, Ltd., Series 2022-47A, Class A, (TSFR3M + 1.300%), 5.947%, 04/14/35, 144A(b),(e)	Aaa/NA	937	939,785
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/A	1,063	980,049
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, (TSFR1M + 3.115%), 7.454%, 03/25/26, 144A(b),(e)	NA/NA	566	567,292
Purewest Funding LLC, Series 2021-1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	93	91,093
RCKT Mortgage Trust, Series 2024-CES2, Class A2, 6.389%, 04/25/44, 144A(b),(e)	NA/NA	148	148,717
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, 10/16/28(b)	Aaa/AAA	352	351,861
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.890%, 03/22/27, 144A(b)	Aaa/AAA	46	46,359
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,051	954,375
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (TSFR1M + 0.864%), 5.262%, 10/15/35, 144A(b),(e)	Aaa/AAA	102	101,909
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.130%, 09/21/26, 144A(b)	Aaa/NA	449	452,073
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	714	645,680
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A+	378	334,436
TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 04/20/49, 144A(b)	NA/AA	398	394,516
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	Aaa/AA+	23	22,291
Voya CLO, Ltd., Series 2019-1A, Class A1RR, (TSFR3M + 1.370%), 5.819%, 10/15/37, 144A(b),(e)	NA/NA	500	502,594
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(h)	NA/A	934	921,864
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	585	520,354
TOTAL ASSET-BACKED SECURITIES (Cost of $25,741,030)			25,144,808

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.38%)
BANK5, Series 2024-5YR12, Class A2, 5.422%, 12/15/57(b)	Aaa/NA	944	953,829
BXHPP Trust, Series 2021-FILM, Class C, (TSFR1M + 1.214%), 5.611%, 08/15/36, 144A(e)	NA/NA	167	156,663
COLT Mortgage Loan Trust, Series 2023-3, Class A2, 7.432%, 09/25/68, 144A(b),(h)	NA/NA	207	210,436
Cross Mortgage Trust, Series 2024-H2, Class A2, 6.417%, 04/25/69, 144A(b),(h)	NA/NA	276	278,087
JP Morgan Mortgage Trust, Series 2024-CES1, Class A2, 6.148%, 06/25/54, 144A(b),(h)	NA/NA	195	195,448
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	117	109,392
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class A1, 2.277%, 04/25/61, 144A(b),(e)	NA/NA	780	671,265
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $2,695,038)			2,575,120

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.09%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	26	25,952
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	100	103,968
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	41	40,704
GNSF Pool #417239, 7.000%, 02/15/26(i)	Aaa/AA+	0	294
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $161,047)			170,918

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
	Moody's/ Standard & Poor's Rating(a)	Principal Amount (000's)	Value (Note1)
MUNICIPAL BONDS (1.19%)
City of San Francisco CA Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	$ 145	$ 148,199
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	1,767,502
University of Michigan, 3.599%, 04/01/47	Aaa/AAA	365	298,875
TOTAL MUNICIPAL BONDS (Cost of $2,039,266)			2,214,576

GOVERNMENT BONDS (1.77%)
Colombia Government International Bond, Sr. Unsec. Notes, 7.750%, 11/07/36(b)	Baa2/BB+	958	936,828
Hungary Government International Bond, Sr. Unsec. Notes, 6.750%, 09/25/52, 144A	Baa2/BBB-	200	203,206
Israel Government International Bond, Sr. Unsec. Notes, 5.750%, 03/12/54	Baa1/A	1,208	1,104,291
Peruvian Government International Bond, Sr. Unsec. Notes, 5.875%, 08/08/54(b)	Baa1/BBB-	363	345,881
Romanian Government International Bond, Sr. Unsec. Notes, 5.750%, 03/24/35, 144A	Baa3/BBB-	780	695,984
TOTAL GOVERNMENT BONDS (Cost of $3,440,083)			3,286,190
TOTAL INVESTMENTS (98.27%) (Cost of $188,786,350)			183,136,776
OTHER ASSETS AND LIABILITIES (1.73%)			3,224,474
NET ASSETS (100.00%)			$186,361,250
At December 31, 2024, the Fund had the following open futures contracts:
Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	03/25	181	$19,324,708	$19,241,149	$(83,559)
U.S. Treasury Long Bonds	03/25	11	1,286,570	1,252,281	(34,289)
U.S. Treasury Ultra Bonds	03/25	25	3,118,785	2,972,656	(146,129)
					(263,977)
Short Futures Outstanding
U.S. Treasury Ultra 10-Year Notes	03/25	10	(1,128,594)	(1,113,125)	15,469
Net unrealized depreciation on open futures contracts					$(248,508)

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2024 and may have changed subsequently.
(b)	This security is callable.
(c)	Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2024. Security will convert at a future date to a floating rate of reference rate and spread in the description above.
(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at December 31, 2024.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2024.
(g)	Security position is either entirely or partially held in a segregated account as collateral for line of credit.
(h)	Denotes a step-up bond. The rate indicated is the current coupon as of December 31, 2024.
(i)	Principal amount less than $1,000.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2024, these securities amounted to $67,213,015 or 36.07% of net assets.
Legend
Certs. – Certificates
CLO – Collateralized Loan Obligation
Co. Gty. – Company Guaranty
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNSF – Government National Mortgage Association (Single Family)
GO – Government Obligation
H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
Jr. – Junior
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
Ltd. – Limited
PLC – Public Limited Company
Sec. – Secured
SOFRINDX – Secured Overnight Financing Rate Index
SOFRRATE – Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued
Sr. – Senior
Sub. – Subordinated
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – 3-month Term Secured Overnight Financing Rate
Unsec. – Unsecured
The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
December 31, 2024
(unaudited)
A. Security Valuation – In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services which are unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.
In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when-issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2024, there were no securities valued using fair value procedures.
Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•     Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•     Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•     Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2024.
Assets:	Total Market Value at 12/31/24	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LONG-TERM INVESTMENTS
CORPORATE DEBT SECURITIES	$149,745,164	$—	$149,745,164	$—
MUNICIPAL BONDS	2,214,576	—	2,214,576	—
ASSET-BACKED SECURITIES	25,144,808	—	25,144,808	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	170,918	—	170,918	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	2,575,120	—	2,575,120	—

INSIGHT SELECT INCOME FUND
Notes to the Quarterly Schedule of Investments
December 31, 2024 (concluded)
(unaudited)
Assets:	Total Market Value at 12/31/24	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
GOVERNMENT BONDS	$3,286,190	$—	$3,286,190	$—
Derivatives
SHORT FUTURES	15,469	15,469	—	—
TOTAL ASSETS	$183,152,245	$15,469	$183,136,776	$—
Liabilities:
FUTURES CONTRACTS	$263,977	$263,977	$—	$—
At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2024, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.
Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2024, the Fund did not hold any Level 3 securities.
For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.